Capital Management - Summary of Company's Capital Structure (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Regulated Operations [Abstract]
Long-term debt payable within one year	$ 603	$ 806
Short-term notes payable	1,045	800
Less: cash and cash equivalents	(499)	(712)
Net Long-term debt payable within one year	1,149	894
Long-term debt	12,593	12,302
Common shares	2,957	2,957
Retained earnings	8,229	7,877
Total capital	$ 24,928	$ 24,030